STOCK-BASED COMPENSATION (Details) (USD $)	1 Months Ended	12 Months Ended
	Dec. 31, 2009	Sep. 30, 2012 item	Sep. 30, 2011	Sep. 30, 2010
Common-stock based award plan
Number of prior equity plans		1
Participant's age for retirement eligibility	55 years
Minimum continuous service period as a full-time employee for retirement eligibility	15 years
Additional compensation cost (in dollars)				$ 4,900,000
Compensation expense (in dollars)		18,078,000	12,101,000	15,855,000
Excess tax benefit from stock-based compensation (in dollars)		3,303,000	12,511,000	3,344,000
Stock options
Common-stock based award plan
The period from the grant date after which options expire		10 years
Compensation expense (in dollars)		9,791,000	7,224,000	11,475,000
Option vesting rights (as a percent)		25.00%
Weighted-average assumptions utilized in determining the fair value of options
Risk-free interest rate (as a percent)		1.00%	1.90%	2.30%
Expected stock volatility (as a percent)		53.30%	51.60%	49.90%
Dividend yield (as a percent)		0.40%	0.50%	0.50%
Expected term		5 years 6 months	5 years 6 months	5 years 9 months 18 days
Weighted-average fair value of options granted (in dollars per share)		$ 27.70	$ 22.20	$ 17.64
Options
Options outstanding at the beginning of the period (in shares)		4,589,000	5,572,000	5,401,000
Granted (in shares)		455,900	324,000	570,000
Exercised (in shares)		(314,000)	(1,289,000)	(397,000)
Forfeited/Expired (in shares)		(41,000)	(18,000)	(2,000)
Option outstanding at the end of the period (in shares)		4,690,000	4,589,000	5,572,000
Exercisable at the end of the period (in shares)		3,575,000	3,287,000	3,888,000
Shares available to grant		5,082,000	6,000,000	761,000
Weighted-Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)		$ 25.84	$ 22.82	$ 20.55
Granted (in dollars per share)		$ 59.68	$ 47.94	$ 38.02
Exercised (in dollars per share)		$ 17.24	$ 18.24	$ 13.63
Forfeited/Expired (in dollars per share)		$ 42.21	$ 34.06	$ 38.02
Outstanding at the end of the period (in dollars per share)		$ 29.56	$ 25.84	$ 22.82
Exercisable at the end of the period (in dollars per share)		$ 24.66	$ 22.35	$ 19.68
Stock options | Minimum
Common-stock based award plan
Vesting period		1 year
Stock options | Maximum
Common-stock based award plan
Vesting period		4 years
Restricted stock
Common-stock based award plan
Number of shares granted		243,600
Compensation expense (in dollars)		$ 8,287,000	$ 4,877,000	$ 4,380,000
Restricted stock | Minimum
Common-stock based award plan
Vesting period		3 years
Restricted stock | Maximum
Common-stock based award plan
Vesting period		6 years